Basis of Presentation and General Information	12 Months Ended
Dec. 31, 2018
Basis of Presentation and General Information
Basis of Presentation and General Information

1. Basis of Presentation and General Information

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The reporting and functional currency of Danaos Corporation and its subsidiaries (the “Company”) is the United States Dollar.

Danaos Corporation, formerly Danaos Holdings Limited, was formed on December 7, 1998 under the laws of Liberia and is presently the sole owner of all outstanding shares of the companies listed below. Danaos Holdings Limited was redomiciled in the Marshall Islands on October 7, 2005. In connection with the redomiciliation, the Company changed its name to Danaos Corporation. On October 14, 2005, the Company filed and the Marshall Islands accepted Amended and Restated Articles of Incorporation. The authorized capital stock of Danaos Corporation is 750,000,000 shares of common stock with a par value of $0.01 and 100,000,000 shares of preferred stock with a par value of $0.01. Refer to Note 18, “Stockholders’ Equity”.

The Company’s vessels operate worldwide, carrying containers for many established charterers.

The Company’s principal business is the acquisition and operation of vessels. Danaos conducts its operations through the vessel owning companies whose principal activity is the ownership and operation of containerships (refer to Note 2, “Significant Accounting Policies”) that are under the exclusive management of a related party of the Company (refer to Note 11, “Related Party Transactions”).

The consolidated financial statements of the Company have been prepared to reflect the consolidation of the companies listed below. The historical balance sheets and results of operations of the companies listed below have been reflected in the consolidated balance sheets and consolidated statements of operations, consolidated statements of comprehensive income/(loss), cash flows and stockholders’ equity at and for each period since their respective incorporation dates.

The Company’s consolidated financial statements have been prepared on a going concern basis and contemplate the realization of assets and satisfaction of liabilities in the normal course of business. On August 10, 2018, the Company consummated the refinancing agreement (the “Refinancing”) reached with certain of the Company’s lenders through a debt reduction of approximately $551 million, the resetting of financial and other covenants, modified interest rates and amortization profiles and an extension of existing debt maturities by approximately five years to December 31, 2023, or in some cases to June 30, 2024, as further disclosed in the Note 10 “Long-term debt, net”. This alleviated substantial doubt about the Company’s ability to continue as a going concern reported in the Note 3, “Going Concern” to the consolidated financial statements in the Annual Report on Form 20-F for the year ended December 31, 2017.

As of December 31, 2018, Danaos consolidated the vessel owning companies (the “Danaos Subsidiaries”) listed below. All vessels are container vessels:

			Year
Company	Date of Incorporation	Vessel Name	Built	TEU(1)
Megacarrier (No. 1) Corp.	September 10, 2007	Hyundai Honour	2012	13,100
Megacarrier (No. 2) Corp.	September 10, 2007	Hyundai Respect	2012	13,100
Megacarrier (No. 3) Corp.	September 10, 2007	Maersk Enping	2012	13,100
Megacarrier (No. 4) Corp.	September 10, 2007	Maersk Exeter	2012	13,100
Megacarrier (No. 5) Corp.	September 10, 2007	MSC Ambition	2012	13,100
CellContainer (No. 6) Corp.	October 31, 2007	Express Berlin	2011	10,100
CellContainer (No. 7) Corp.	October 31, 2007	Express Rome	2011	10,100
CellContainer (No. 8) Corp.	October 31, 2007	Express Athens	2011	10,100
Karlita Shipping Co. Ltd.	February 27, 2003	Pusan C (ex CSCL Pusan)	2006	9,580
Ramona Marine Co. Ltd.	February 27, 2003	Le Havre (ex CSCL Le Havre)	2006	9,580
Teucarrier (No. 5) Corp.	September 17, 2007	CMA CGM Melisande	2012	8,530
Teucarrier (No. 1) Corp.	January 31, 2007	CMA CGM Attila	2011	8,530
Teucarrier (No. 2) Corp.	January 31, 2007	CMA CGM Tancredi	2011	8,530
Teucarrier (No. 3) Corp.	January 31, 2007	CMA CGM Bianca	2011	8,530
Teucarrier (No. 4) Corp.	January 31, 2007	CMA CGM Samson	2011	8,530
Oceanew Shipping Ltd.	January 14, 2002	Europe	2004	8,468
Oceanprize Navigation Ltd.	January 21, 2003	America (ex CSCL America)	2004	8,468
Boxcarrier (No. 2) Corp.	June 27, 2006	CMA CGM Musset	2010	6,500
Boxcarrier (No. 3) Corp.	June 27, 2006	CMA CGM Nerval	2010	6,500
Boxcarrier (No. 4) Corp.	June 27, 2006	CMA CGM Rabelais	2010	6,500
Boxcarrier (No. 5) Corp.	June 27, 2006	CMA CGM Racine	2010	6,500
Boxcarrier (No. 1) Corp.	June 27, 2006	CMA CGM Moliere	2009	6,500
Expresscarrier (No. 1) Corp.	March 5, 2007	YM Mandate	2010	6,500
Expresscarrier (No. 2) Corp.	March 5, 2007	YM Maturity	2010	6,500
Actaea Company Limited	October 14, 2014	Performance	2002	6,402
Asteria Shipping Company Limited	October 14, 2014	Dimitra C (ex Priority)	2002	6,402
Continent Marine Inc.	March 22, 2006	Zim Monaco	2009	4,253
Medsea Marine Inc.	May 8, 2006	Zim Dalian	2009	4,253
Blacksea Marine Inc.	May 8, 2006	Zim Luanda	2009	4,253
Bayview Shipping Inc.	March 22, 2006	Zim Rio Grande	2008	4,253
Channelview Marine Inc.	March 22, 2006	Zim Sao Paolo	2008	4,253
Balticsea Marine Inc.	March 22, 2006	Zim Kingston	2008	4,253
Seacarriers Services Inc.	June 28, 2005	YM Seattle	2007	4,253
Seacarriers Lines Inc.	June 28, 2005	YM Vancouver	2007	4,253
Containers Services Inc.	May 30, 2002	ANL Tongala (ex Deva)	2004	4,253
Containers Lines Inc.	May 30, 2002	Derby D	2004	4,253
Boulevard Shiptrade S.A	September 12, 2013	Dimitris C	2001	3,430
CellContainer (No. 4) Corp.	March 23, 2007	Express Spain	2011	3,400
CellContainer (No. 5) Corp.	March 23, 2007	Express Black Sea	2011	3,400
CellContainer (No. 1) Corp.	March 23, 2007	Express Argentina	2010	3,400
CellContainer (No. 2) Corp.	March 23, 2007	Express Brazil	2010	3,400
CellContainer (No. 3) Corp.	March 23, 2007	Express France	2010	3,400
Wellington Marine Inc.	January 27, 2005	Singapore	2004	3,314
Auckland Marine Inc.	January 27, 2005	Colombo	2004	3,314
Vilos Navigation Company Ltd.	May 30, 2013	MSC Zebra	2001	2,602
Trindade Maritime Company	April 10, 2013	Amalia C	1998	2,452
Sarond Shipping Inc.	January 18, 2013	Danae C	2001	2,524
Speedcarrier (No. 7) Corp.	December 6, 2007	Highway	1998	2,200
Speedcarrier (No. 6) Corp.	December 6, 2007	Progress C (ex Hyundai Progress)	1998	2,200
Speedcarrier (No. 8) Corp.	December 6, 2007	Bridge	1998	2,200
Speedcarrier (No. 1) Corp.	June 28, 2007	Vladivostok	1997	2,200
Speedcarrier (No. 2) Corp.	June 28, 2007	Advance	1997	2,200
Speedcarrier (No. 3) Corp.	June 28, 2007	Stride	1997	2,200
Speedcarrier (No. 5) Corp.	June 28, 2007	Future	1997	2,200
Speedcarrier (No. 4) Corp.	June 28, 2007	Sprinter	1997	2,200
(1)	Twenty-foot equivalent unit, the international standard measure for containers and containership capacity.